Other receivables and other payables - Other payables (Details) - ZAR (R) R in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Other Payables [Abstract]
Right of recovery payable	R 34	R 32		R 39
Other	582	373		367
Total other payables	6,391	9,364		5,157
Reconciliation of the non-current and current portion of the other receivables:
Other payables	6,391	9,364		5,157
Current portion of other payables	(3,891)	(4,765)	[1]	(2,246)	[1]
Other payables	2,500	4,599	[1]	2,911	[1]
Marikana
Other Payables [Abstract]
Marikana dividend obligation	2,129	1,539		0		R 0
Rustenburg Operations acquisition
Other Payables [Abstract]
Deferred payment	3,518	6,920		4,355		2,826
Pandora acquisition by Lonmin
Other Payables [Abstract]
Deferred payment	128	400		308		R 276
SFA Oxford Limited
Other Payables [Abstract]
Contingent consideration (related to SFA (Oxford) acquisition)	R 0	R 100		R 88

[1]	* Restated — see note 1.5